Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 69,131	$ 63,514
Restricted cash	500	500
Funds receivable from payment processors	13,512	15,229
Accounts receivable	9,318	7,741
Prepaid taxes	383	457
Prepaid expenses and other assets	3,618	1,963
Total current assets	96,462	89,404
Non-current assets
Property and equipment	2,351	2,128
Intangible assets	13,952	15,265
Goodwill	7,130	7,130
Deferred tax assets	2,645	2,557
Other assets		2,661
Total non-current assets	26,078	29,741
Total assets	122,540	119,145
Current liabilities
Accounts payable and accrued liabilities	9,489	7,998
Income taxes payable	117	695
Payable to loyalty program partners	69,749	65,567
Current portion of other liabilities	1,680	1,400
Total current liabilities	81,035	75,660
Non-current liabilities
Other liabilities	495	538
Total non-current liabilities	495	538
Total liabilities	81,530	76,198
SHAREHOLDERS' EQUITY
Share capital	53,886	56,394
Contributed surplus	4,446	10,647
Accumulated other comprehensive income (loss)	(646)	374
Accumulated deficit	(16,676)	(24,468)
Total shareholders' equity	41,010	42,947
Total liabilities and shareholders' equity	$ 122,540	$ 119,145